Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following at September 30, 2015 (in thousands):

		Accumulated		Useful Lives
	Amount	Amortization	Net Amount	(years)
Patents and trademarks	$697	$(11)	$686	5-12
Customer contracts	260	—	260	10